Lines of credit (Details) (EUR €)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 Credit Facility [Member]	Dec. 31, 2010 Credit Facility [Member]	Mar. 31, 2011 Credit Facility 2 [Member]
Line of Credit Facility [Line Items]
Available credit facility	€ 500,000,000	€ 700,000,000		€ 500,000,000	€ 200,000,000
Interest rate description			will bear interest at EURIBOR or LIBOR plus a margin that is dependent on the Company's liquidity position
Line of credit (Textual) [Abstract]
Minimum committed capital to net total assets ratio to be maintained Under Credit Facility	40.00%
Committed capital to net assets ratio under Credit facility	87.70%	78.00%